Matthews Asia Small Companies Fund	September 30, 2019

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 93.9%

	Shares	Value
CHINA/HONG KONG: 27.2%
Silergy Corp.	212,000	$5,257,571
BBI Life Sciences Corp.[b]	12,799,500	4,230,569
Vitasoy International Holdings, Ltd.	710,000	2,877,944
Innovent Biologics, Inc.[b,c,d]	828,000	2,640,320
China Isotope & Radiation Corp.	1,043,600	2,560,469
Kingdee International Software Group Co., Ltd.	2,396,000	2,523,178
Times China Holdings, Ltd.	1,525,000	2,375,353
Midea Real Estate Holding, Ltd.[b,c]	974,400	2,363,942
SITC International Holdings Co., Ltd.	2,187,000	2,253,070
SUNeVision Holdings, Ltd.	2,752,000	2,056,352
Precision Tsugami China Corp., Ltd.[b]	2,368,000	2,039,374
Microport Scientific Corp.	2,208,000	2,000,210
Genscript Biotech Corp.[d]	1,008,000	1,932,117
Alchip Technologies, Ltd.	367,000	1,885,088
Joyoung Co., Ltd. A Shares	601,402	1,843,850
Mobvista, Inc.[b,c]	3,669,000	1,825,676
Jiajiayue Group Co., Ltd. A Shares	486,455	1,813,271
Glodon Co., Ltd. A Shares	358,000	1,780,652
Centre Testing International Group Co., Ltd. A Shares	965,070	1,707,689
Hua Hong Semiconductor, Ltd.[b,c]	839,000	1,670,737
Yihai International Holding, Ltd.	259,000	1,539,506
Huifu Payment, Ltd.[b,c,d]	212,400	80,265

Total China/Hong Kong		49,257,203

TAIWAN: 15.3%
Great Tree Pharmacy Co., Ltd.	1,686,282	4,492,510
Sunny Friend Environmental Technology Co., Ltd.	431,000	3,772,842
Chief Telecom, Inc.	478,000	3,618,809
Advanced Ceramic X Corp.	369,000	3,049,414
Global PMX Co., Ltd.	557,000	2,692,316
Chroma ATE, Inc.	493,000	2,337,710
Taiwan Paiho, Ltd.	846,000	2,109,366
Kuobrothers Corp.†	1,345,056	2,097,373
Sunonwealth Electric Machine Industry Co., Ltd.	1,470,000	1,786,812
Global Unichip Corp.	213,000	1,715,853

Total Taiwan		27,673,005

INDIA: 14.7%
Galaxy Surfactants, Ltd.[b]	147,813	3,039,843
Procter & Gamble Health, Ltd.	38,692	2,562,167
ICICI Securities, Ltd.[b,c]	612,296	2,408,612
Syngene International, Ltd.[b,c]	531,669	2,330,694
Cholamandalam Investment and Finance Co., Ltd.	496,314	2,157,558
DCB Bank, Ltd.	698,187	1,925,177
Zydus Wellness, Ltd.	78,857	1,903,089
NIIT Technologies, Ltd.	86,323	1,699,809
M.M. Forgings, Ltd.	273,784	1,642,268
Tube Investments of India, Ltd.	292,137	1,583,346
Escorts, Ltd.	166,169	1,362,763
Shankara Building Products, Ltd.	265,020	1,228,179
Elgi Equipments, Ltd.	241,002	1,032,106
Spencer’s Retail, Ltd.[d]	898,315	932,301
Amrutanjan Health Care, Ltd.	173,893	885,552

Total India		26,693,464

	Shares	Value
SOUTH KOREA: 9.6%
Yuhan Corp.	14,442	$2,756,314
Value Added Technology Co., Ltd.	121,233	2,678,238
Chunbo Co., Ltd.[d]	39,000	2,138,459
Koentec Co., Ltd.	235,118	2,093,550
Cafe24 Corp.[d]	35,372	1,889,518
Hy-Lok Corp.	116,533	1,768,142
Douzone Bizon Co., Ltd.	31,288	1,709,248
Tongyang Pile, Inc.[d]	377,111	1,260,627
Cosmecca Korea Co., Ltd.	91,586	1,112,447

Total South Korea		17,406,543

THAILAND: 7.4%
Rich Sport Public Co., Ltd.	26,802,600	3,438,828
Humanica Public Co., Ltd.	11,168,100	2,997,880
Plan B Media Public Co., Ltd. F Shares	10,274,100	2,890,782
TOA Paint Thailand Public Co., Ltd.	1,776,000	2,352,118
AP Thailand Public Co., Ltd.	8,296,000	1,831,828

Total Thailand		13,511,436

VIETNAM: 6.6%
Saigon Cargo Service Corp.	482,000	3,372,457
Nam Long Investment Corp.	2,600,002	3,117,317
Ho Chi Minh City Securities Corp.	2,234,190	2,345,615
FPT Digital Retail JSC	1,113,280	2,173,682
FPT Corp.	360,000	896,099
Mobile World Investment Corp.	20,000	108,751

Total Vietnam		12,013,921

INDONESIA: 5.5%
PT Arwana Citramulia	103,521,400	3,721,005
PT Sarimelati Kencana[b]	31,809,100	2,453,749
PT Bank Tabungan Pensiunan Nasional Syariah[d]	8,627,600	2,005,713
PT BFI Finance Indonesia	48,084,800	1,829,221

Total Indonesia		10,009,688

MALAYSIA: 2.6%
Bursa Malaysia BHD	1,904,500	2,774,840
D&O Green Technologies BHD	14,023,700	1,943,862

Total Malaysia		4,718,702

SINGAPORE: 1.5%
Delfi, Ltd.	3,032,700	2,633,028

Total Singapore		2,633,028

PHILIPPINES: 1.3%
Wilcon Depot, Inc.	7,384,400	2,350,812

Total Philippines		2,350,812

AUSTRALIA: 1.1%
OZ Minerals, Ltd.	315,770	2,051,061

Total Australia		2,051,061

matthewsasia.com | 800.789.ASIA	1

Matthews Asia Small Companies Fund	September 30, 2019

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
JAPAN: 1.1%
CKD Corp.	167,200	$2,010,426

Total Japan		2,010,426

TOTAL INVESTMENTS: 93.9%		170,329,289
(Cost $173,960,014)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 6.1%		11,086,005

NET ASSETS: 100.0%		$181,415,294

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2019, the aggregate value is $13,320,246, which is 7.34% of net assets.

d	Non-income producing security.

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

BHD	Berhad

JSC	Joint Stock Co.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS